Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income (loss)	$ 6,060	$ 5,878
Adjustments:
Increase (decrease) in insurance contract net liabilities (note 6)	18,087	9,435
Increase (decrease) in investment contract liabilities	551	504
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions noted below (note 6)	(1,226)	(613)
Amortization of (premium) discount on invested assets	(344)	(290)
Contractual service margin (“CSM”) amortization	(2,706)	(2,376)
Other amortization	877	869
Net realized and unrealized (gains) losses and impairment of assets	(6,120)	(860)
Deferred income tax expenses (recoveries)	(6)	311
Net loss on reinsurance transactions (pre-tax) (note 6)	(9)	71
Cash provided by operating activities before undernoted items	15,164	12,929
Changes in policy related and operating receivables and payables	16,941	13,565
Cash provided by (used in) operating activities	32,105	26,494
Investing activities
Purchases of invested assets and derivatives	(135,470)	(131,123)
Disposals and repayments	108,592	112,671
Changes in investment broker net receivables and payables	(210)	290
Net cash increase (decrease) from sale (purchase) of subsidiaries	(1,277)	(297)
Cash provided by (used in) investing activities	(28,365)	(18,459)
Financing activities
Changes in repurchase agreements	(473)	460
Issue of long-term debt (note 9)	1,385	0
Issue of capital instruments, net (note 10)	497	2,591
Redemption of capital instruments (note 10)	(1,000)	(1,886)
Secured borrowing from securitization transactions	676	667
Changes in deposits from Bank clients, net	2,661	413
Lease payments	(108)	(118)
Shareholders’ dividends and other equity distributions	(3,305)	(3,159)
Contributions from (distributions to) non-controlling interests, net	(24)	(14)
Common shares repurchased (note 11)	(2,431)	(3,272)
Common shares issued, net (note 11)	73	144
Cash provided by (used in) financing activities	(2,049)	(4,174)
Cash and short-term securities
Increase (decrease) during the year	1,691	3,861
Effect of foreign exchange rate changes on cash and short-term securities	(816)	1,197
Balance, beginning of year	24,942	19,884
Balance, end of year	25,817	24,942
Cash and short-term securities
Gross cash and short-term securities	25,789	20,338
Net payments in transit, included in other liabilities	(847)	(454)
Balance, beginning of year	24,942	19,884
Gross cash and short-term securities	26,703	25,789
Net payments in transit, included in other liabilities	(886)	(847)
Balance, end of year	25,817	24,942
Supplemental disclosures on cash flow information
Interest received	13,942	13,496
Interest paid	1,515	1,574
Income taxes paid	$ 756	$ 755